Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Parenthetical) (Detail)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of defined benefit plans [abstract]
Discount rate	9.46%	7.64%	7.64%	7.64%